Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Employees, Non-Employee Directors and Consultants [Member]
Number of authorized shares stock-based compensation agreement	35,300,000
Stock Options [Member]
Minimum award vesting period, in years	1
Maximum award vesting period, in years	4
Minimum contractual term of stock option exercises, in years	8
Maximum contractual term of stock option exercises, in years	10
Unrecognized compensation costs	$ 4.0
Period of recognition for unrecognized stock-based compensation costs, in years	2.1
Total intrinsic value of stock options exercised	5.5	0.7	3.3
Tax benefit realized on options exercised	2.1	0.3	1.2
Restricted Share Awards [Member]
Unrecognized compensation costs	8.2
Period of recognition for unrecognized stock-based compensation costs, in years	2.4
Fair value of shares that vested during period	$ 7.5	$ 9.6	$ 12.7